Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
A T B C | Fidelity International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity Advisor® International Discovery Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor International Discovery Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.33%	0.32%	0.33%	0.33%
Total annual operating expenses	1.32%	1.56%	2.07%	2.07%
	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 702	$ 702	$ 503	$ 503	$ 710	$ 210	$ 310	$ 210
3 years	$ 969	$ 969	$ 825	$ 825	$ 949	$ 649	$ 649	$ 649
5 years	$ 1,257	$ 1,257	$ 1,170	$ 1,170	$ 1,314	$ 1,114	$ 1,114	$ 1,114
10 years	$ 2,074	$ 2,074	$ 2,141	$ 2,141	$ 2,118	$ 2,118	$ 2,400	$ 2,400